Intangible Asset, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Asset, Net

Intangible asset, net consists of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Cost:
Land use right	—	49,292,208
Franchise right	334,865	334,865
Less: Accumulated amortization	(334,865)	(909,941)
Intangible asset, net	—	48,717,132

Estimated amortization expense

As of December 31, 2022, the future estimated amortization expenses are as below.

Estimated amortization expense
Years ended December 31,	RMB
2023	985,844
2024	985,844
2025	985,844
2026	985,844
2027	985,844
Thereafter	43,787,912
Total	48,717,132